Share Based Payment Arrangements - Schedule of Deferred Share Unit Plan for Board Members (Details) - Deferred Share Unit - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Deferred Share Unit Plan for Board Members [line items]
Balance, beginning of year	310,128	306,554
Paid	(313,312)	0
Forfeited	(170)	0
Dividends paid in units	3,354	3,574
Balance, end of year	0	310,128